Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Property, plant and equipment
14.	Property, plant and equipment
Property, plant and equipment consist of the following:

(Euros in thousands)	Laboratory equipment	Computer equipment	Office equipment and installations	Total
Cost as of January 1, 2022	19,630	4,470	3,661	27,761
Additions	3,006	409	2,681	6,096
Disposals	(148)	(9)	(7)	(164)
Currency translation differences	249	28	(32)	245

Cost as of December 31, 2022	22,737	4,898	6,303	33,938
Accumulated depreciation as of January 1, 2022	(12,052)	(2,966)	(2,237)	(17,255)
Additions	(2,143)	(653)	(333)	(3,129)
Disposals	96	9	7	112
Currency translation differences	(180)	(26)	(4)	(210)

Accumulated depreciation as of December 31, 2022	(14,279)	(3,636)	(2,567)	(20,482)

Net book value as of December 31, 2022	8,458	1,262	3,736	13,456

Cost as of January 1, 2023	22,737	4,898	6,303	33,938
Additions	17,725	1,866	14,814	34,405
Disposals	(717)	—	(1)	(718)
Currency translation differences	(560)	(49)	(404)	(1,013)

Cost as of December 31, 2023	39,185	6,715	20,712	66,612
Accumulated depreciation as of January 1, 2023	(14,279)	(3,636)	(2,567)	(20,482)
Additions	(2,472)	(577)	(238)	(3,287)
Disposals	717	—	1	718
Currency translation differences	152	25	9	186

Accumulated depreciation as of December 31, 2023	(15,882)	(4,188)	(2,795)	(22,865)

Net book value as of December 31, 2023	23,303	2,527	17,917	43,747

The Group’s additions include leasehold improvements, lab equipment, office equipment and computer equipment for the research and commercial GMP manufacturing facility construction in Houston, Texas of €
28.3
 million for the year ended December
31
,
2023
.
The Group’s additions include leasehold improvements, lab equipment, office equipment and computer equipment for the research and commercial GMP manufacturing facility construction in Houston, Texas of €2.7 million for the year ended December 31, 2022.
Depreciation expenses consist of the following:

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands)
Research and development expenses	(2,419)	(2,039)	(1,684)
General and administrative expenses	(868)	(1,090)	(890)

Total	(3,287)	(3,129)	(2,574)